PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

NOTE 8 - PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Summaries of property, equipment and leasehold improvements are as follows:

	December 31,
	2011	2010

Leasehold improvements	$1,246	$798
Furniture and fixtures	3,704	2,576
Company automobiles	1,446	1,087
Total	6,396	4,461

Less: accumulated depreciation and amortization	3,040	1,792
Property, equipment and leasehold improvements, net	$3,356	$2,669

Depreciation and amortization expense for the continuing operations was approximately $1,420, $952 and $674 for the years ended December 31, 2011, 2010 and 2009, respectively.